TAXES ON INCOME (Reconciliation of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Uncertain tax positions, beginning of year	$ 18,236	$ 18,561
Increases in tax positions for prior years	2,147	110
Increases in tax positions for current year	9,926	5,085
Settlements	(1,331)	(2,173)
Expiry of the statute of limitations	(2,319)	(3,347)
Uncertain tax positions, end of year	$ 26,659	$ 18,236